Pay vs Performance Disclosure	12 Months Ended
	Dec. 27, 2025 USD ($) $ / shares	Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 29, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Jan. 01, 2023 $ / shares	Dec. 26, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
We are providing the following information about the relationship of the “compensation actually paid” to our chief executive officers (“CEOs”) and “average compensation actually paid” to our other named executive officers (“Non-CEO NEOs”), as calculated under the SEC pay versus performance proxy rule, for our fiscal years presented below and to certain financial performance measures.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for CEO (current) ($)(1)	Compensation Actually Paid to CEO (current) ($)(1)(2)	Summary Compensation Table Total for CEO (former) ($)(1)	Compensation Actually Paid to CEO (former) ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP) (in thousands) ($)	Adjusted ROIC (%)(5)
							Company TSR ($)	Peer Group Index TSR ($)(4)
2025	7,762,266	13,791,681	—	—	1,902,906	2,323,144	250.03	186.07	353,688	13.5
2024	7,639,710	13,430,167	—	—	1,976,754	2,578,594	214.41	174.11	350,624	16.4
2023	5,956,400	4,305,592	6,280,307	(5,362,357)	2,572,221	1,409,666	161.88	159.52	144,912	14.0
2022	n/a	n/a	8,674,260	21,710,433	2,258,298	4,865,986	227.19	116.64	254,251	13.3
2021	n/a	n/a	7,337,975	16,362,423	1,944,076	3,485,985	166.76	133.14	197,725	11.7

(1)
Mr. Applbaum was CEO in 2025, 2024 and 2023 (beginning July 11). Stephen G. Kaniewski was CEO in 2023 (until July 11), 2022 and 2021. Messers. Liguori, Matthews, Colwell, Turi and Donahue were Non-CEO NEOs in 2025. Ms. Larkin and Messers. Liguori, Francis, Donahue, Massey and Schapper were Non-CEO NEOs in 2024. Mr. Francis was a Non-CEO NEO in 2023. Ms. Larkin and Messers. Schapper and Parnell were Non-CEO NEOs in 2023, 2022 and 2021. Average compensation for Non-CEO NEOs is based on the compensation of the NEOs for the relevant period.

(2)
The Summary Compensation Table (“SCT”) Total amount for CEO for 2025 was adjusted as set forth below to compute the compensation actually paid. The increases in value in fiscal 2025 and 2024 reflect the increases in value of options and RSUs during those fiscal years. Valmont’s stock price on the first day of fiscal 2025 was $305.39 and on the last day of fiscal 2025 was $412.20. Valmont’s stock price on the first day of fiscal 2024 was $234.52 and on the last day of fiscal 2024 was $324.20. Valmont’s stock price on the first day of fiscal 2023 was $330.30 and on the last day of fiscal 2023 was $233.51.

Fiscal Year	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
	Stock Awards ($)	Options ($)
2025	3,961,817	1,423,435	7,162,391	3,261,342	990,934	0

(3)
The Average SCT Total amounts for the Non-CEO NEOs were adjusted to compute the compensation actually paid as follows:

	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2025	645,897	183,662	1,136,347	323,442	141,474	351,467

(4)
S&P 400 Industrial Machinery & Supplies & Components Index.

(5)
Valmont selected adjusted return on invested capital (“adjusted ROIC”) as a company specific financial measure that links financial results and performance. A significant portion of an executives long-term performance award is based on adjusted ROIC. ROIC and adjusted ROIC are non-GAAP financial measures. ROIC and adjusted ROIC are calculated from the Company’s audited financial statements as follows:

Dollars in Thousands	2025	2024	2023	2022	2021
Operating Income	$415,576	$524,584	$291,557	$433,249	$286,785
Tax rate	6.3%	25.2%	38.1%	27.7%	23.6%
Tax effect on operating income	(26,261)	(132,050)	(111,124)	(119,872)	(67,681)

After-tax operating income	$389,315	$392,534	$180,433	$313,317	$219,104

Average invested capital	$2,343,300	$2,396,436	$2,504,474	$2,437,232	$2,176,577

Return on invested capital	16.6%	16.4%	7.2%	12.9%	10.1%
Operating income	$415,576	$524,584	$291,557	433,249	286,785
Impairment of long-lived assets	91,337	—	140,844	—	27,911
Realignment charges	16,066	—	35,210	—	4,052
Other non-recurring charges	14,874	—	5,626	—	—
Prospera intangible asset amortization	—	—	—	6,580	3,396
Prospera stock-based compensation	—	—	—	9,896	5,240
Write-off of a receivable	—	—	—	—	5,545
Acquisition diligence	—	—	—	—	1,120

Adjusted operating income	$537,853	$524,584	$473,237	$449,725	$334,049
Adjusted effective tax rate	23.2%	25.2%	25.9%	27.7%	23.6%
Tax effect on adjusted operating income	(124,599)	(132,050)	(122,665)	(124,431)	(78,836)

After-tax adjusted operating income	$413,254	$392,534	$350,572	$325,294	$255,213

Average invested capital	$2,343,300	$2,396,436	$2,504,474	$2,437,232	$2,176,577

Adjusted return on invested capital	17.6%	16.4%	14.0%	13.3%	11.7%
GAAP operating income	415,576	—	—	—	—
Exclude worthless securities deduction benefit	73,829	—	—	—	—
Exclude GAAP tax benefit	26,261	—	—	—	—

Further after-tax adjusted operating income	315,486

Further adjusted return on invested capital	13.5%	—	—	—	—
Total Assets	$3,369,329	$3,329,972	$3,477,448	$3,556,996	$3,447,249
Less: Defined benefit pension asset	(39,666)	(46,520)	(15,404)	(24,216)	—
Less: Accounts payable	(359,539)	(372,197)	(358,311)	(360,312)	(347,841)
Less: Accrued expenses	(284,751)	(275,407)	(277,764)	(248,320)	(253,330)
Less: Contract liabilities	(52,013)	(126,932)	(70,978)	(172,915)	(135,746)
Less: Income Tax payable	(12,604)	(22,509)	—	(3,664)	—
Less: Dividends payable	(13,278)	(12,019)	(12,125)	(11,742)	(10,616)
Less: Deferred income taxes	(5,316)	(6,344)	(21,205)	(41,091)	(47,849)

Less: Operating lease liabilities	(130,007)	(134,534)	(162,743)	(155,469)	(147,759)
Less: Deferred compensation	(29,631)	(33,302)	(32,623)	(30,316)	(35,373)
Less: Defined benefit pension liability	—	—	—	—	(536)
Less: Other non-current liabilities	(35,320)	(20,813)	(12,818)	(13,480)	(89,207)

Total invested capital	$2,407,204	$2,279,395	$2,513,477	$2,495,471	$2,378,992

Beginning invested capital	$2,279,395	$2,513,477	$2,495,471	$2,378,992	$1,974,162
Average invested capital	$2,343,300	$2,396,436	$2,504,474	$2,437,232	$2,176,577
The adjusted effective tax rate for fiscal 2025 excluded the effects of the impairment of long-lived assets of $91.3 million, the worthless securities deduction and release of foreign tax credit valuation allowances totaling $78.5 million, realignment charges of $16.1 million (of which $0.7 million was included in cost of goods sold), and other non-recurring charges of $14.9 million (of which $0.7 million was included in cost of goods sold) mainly consisting of costs to fulfill contractually required payments for system licenses no longer needed and asset valuation adjustments for a joint venture ag solar business. The effective rate including these items was 6.3%.
The adjusted effective tax rate for fiscal 2023 excluded the effects of the impairment of long-lived assets of $140.8 million, realignment charges of $35.2 million, non-recurring charges associated with major scope changes for two strategic projects initiated by departed senior leadership of $5.6 million, loss from Argentine peso hyperinflation of $5.1 million, and non-recurring tax benefit items of $3.6 million. The effective tax rate including these items was 38.1%. The adjusted effective tax rate for fiscal 2022 excluded the effects of the $33.3 million loss from the divestiture of the offshore wind energy structure business which is not deductible for income tax purposes. The effective rate including the loss on the divestiture is 29.9%.

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote
(1)
Mr. Applbaum was CEO in 2025, 2024 and 2023 (beginning July 11). Stephen G. Kaniewski was CEO in 2023 (until July 11), 2022 and 2021. Messers. Liguori, Matthews, Colwell, Turi and Donahue were Non-CEO NEOs in 2025. Ms. Larkin and Messers. Liguori, Francis, Donahue, Massey and Schapper were Non-CEO NEOs in 2024. Mr. Francis was a Non-CEO NEO in 2023. Ms. Larkin and Messers. Schapper and Parnell were Non-CEO NEOs in 2023, 2022 and 2021. Average compensation for Non-CEO NEOs is based on the compensation of the NEOs for the relevant period.

Peer Group Issuers, Footnote	(4) S&P 400 Industrial Machinery & Supplies & Components Index.
Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table (“SCT”) Total amount for CEO for 2025 was adjusted as set forth below to compute the compensation actually paid. The increases in value in fiscal 2025 and 2024 reflect the increases in value of options and RSUs during those fiscal years. Valmont’s stock price on the first day of fiscal 2025 was $305.39 and on the last day of fiscal 2025 was $412.20. Valmont’s stock price on the first day of fiscal 2024 was $234.52 and on the last day of fiscal 2024 was $324.20. Valmont’s stock price on the first day of fiscal 2023 was $330.30 and on the last day of fiscal 2023 was $233.51.

Fiscal Year	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
	Stock Awards ($)	Options ($)
2025	3,961,817	1,423,435	7,162,391	3,261,342	990,934	0

Non-PEO NEO Average Total Compensation Amount	$ 1,902,906	$ 1,976,754	$ 2,572,221	$ 2,258,298	$ 1,944,076
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,323,144	2,578,594	1,409,666	4,865,986	3,485,985
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The Average SCT Total amounts for the Non-CEO NEOs were adjusted to compute the compensation actually paid as follows:
	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2025	645,897	183,662	1,136,347	323,442	141,474	351,467

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR 2025
In our assessment, the three most important financial measures we use to link compensation actually paid to the CEO and Non-CEO NEOs to Company performance for fiscal 2025 are:
■
Adjusted ROIC

■
Net earnings

■
Cumulative compound operating income growth

Total Shareholder Return Amount	$ 250.03	214.41	161.88	227.19	166.76
Peer Group Total Shareholder Return Amount	186.07	174.11	159.52	116.64	133.14
Net Income (Loss)	$ 353,688,000	$ 350,624,000	$ 144,912,000	$ 254,251,000	$ 197,725,000
Company Selected Measure Amount	13.5	16.4	14	13.3	11.7
Share Price | $ / shares	$ 412.2	$ 324.2	$ 233.51			$ 305.39	$ 234.52	$ 330.3
Operating Income (Loss)	$ 415,576,000	$ 524,584,000	$ 291,557,000	$ 433,249,000	$ 286,785,000
Effective Income Tax Rate Reconciliation, Percent	6.30%	25.20%	38.10%	27.70%	23.60%
Income Tax Expense (Benefit)	$ (26,261,000)	$ (132,050,000)	$ (111,124,000)	$ (119,872,000)	$ (67,681,000)
Net Income (Loss) Available to Common Stockholders, Basic	389,315,000	392,534,000	180,433,000	313,317,000	219,104,000
Average Investment Capital	$ 2,343,300,000	$ 2,396,436,000	$ 2,504,474,000	$ 2,437,232,000	$ 2,176,577,000
Percentage of Return on Invested Capital	16.60%	16.40%	7.20%	12.90%	10.10%
Impairment of Long-Lived Assets to be Disposed of	$ 91,337,000		$ 140,844,000		$ 27,911,000
Restructuring Charges	16,066,000		35,210,000		4,052,000
Other Non-Recurring Charges	14,874,000		5,626,000
Amortization of Intangible Assets				6,580,000	3,396,000
Share-Based Payment Arrangement, Expense				9,896,000	5,240,000
Write Off Of Receivable					5,545,000
Acquisition Diligence Expense					1,120,000
Adjusted Operating Income (Loss)	$ 537,853,000	$ 524,584,000	$ 473,237,000	$ 449,725,000	$ 334,049,000
Adjusted Effective Tax Rate Reconciliation, Percentage	23.20%	25.20%	25.90%	27.70%	23.60%
Tax Effect On Adjusted Operating Income (Loss)	$ (124,599,000)	$ (132,050,000)	$ (122,665,000)	$ (124,431,000)	$ (78,836,000)
Adjusted Operating Income (Loss), After Tax	$ 413,254,000	$ 392,534,000	$ 350,572,000	$ 325,294,000	$ 255,213,000
Percentage Of Adjusted Return On Invested Capital	17.60%	16.40%	14.00%	13.30%	11.70%
Operating Income (Losses)	$ 415,576,000
Operating Income securities deduction benefit	73,829,000
Income Tax Expenses (Benefit)	26,261,000
Income Tax Expense After Tax Adjusted Operating Income	$ 315,486,000
Percentage of Income Tax Adjusted Returns On Invested Capital	13.50%
Assets	$ 3,369,329,000	$ 3,329,972,000	$ 3,477,448,000	$ 3,556,996,000	$ 3,447,249,000
Defined Benefit Plan, Plan Assets, Amount	39,666,000	46,520,000	15,404,000	24,216,000
Accounts Payable	359,539,000	372,197,000	358,311,000	360,312,000	347,841,000
Accrued Liabilities	284,751,000	275,407,000	277,764,000	248,320,000	253,330,000
Contract with Customer, Liability	52,013,000	126,932,000	70,978,000	172,915,000	135,746,000
Taxes Payable	12,604,000	22,509,000		3,664,000
Dividends Payable	13,278,000	12,019,000	12,125,000	11,742,000	10,616,000
Deferred Tax Liabilities, Gross	5,316,000	6,344,000	21,205,000	41,091,000	47,849,000
Operating Lease, Liability	130,007,000	134,534,000	162,743,000	155,469,000	147,759,000
Deferred Compensation Liability, Current and Noncurrent	29,631,000	33,302,000	32,623,000	30,316,000	35,373,000
Liability, Defined Benefit Pension Plan					536,000
Other Liabilities, Noncurrent	35,320,000	20,813,000	12,818,000	13,480,000	89,207,000
Investment Capital	2,407,204,000	2,279,395,000	2,513,477,000	2,495,471,000	2,378,992,000	$ 2,279,395,000			$ 1,974,162,000
foreign tax credit valuation allowances	78,500,000
Cost of Revenue	700,000
Tax advisory fees	$ 14,900,000
Loss From Currency Hyperinflation			5,100,000
Non-Recurring Tax Benefit			3,600,000
Loss from Divestiture				$ 33,300,000
Effective Rate Including Loss on Divestiture				29.90%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROIC
Non-GAAP Measure Description
(5)
Valmont selected adjusted return on invested capital (“adjusted ROIC”) as a company specific financial measure that links financial results and performance. A significant portion of an executives long-term performance award is based on adjusted ROIC. ROIC and adjusted ROIC are non-GAAP financial measures. ROIC and adjusted ROIC are calculated from the Company’s audited financial statements as follows:
Dollars in Thousands	2025	2024	2023	2022	2021
Operating Income	$415,576	$524,584	$291,557	$433,249	$286,785
Tax rate	6.3%	25.2%	38.1%	27.7%	23.6%
Tax effect on operating income	(26,261)	(132,050)	(111,124)	(119,872)	(67,681)

After-tax operating income	$389,315	$392,534	$180,433	$313,317	$219,104

Average invested capital	$2,343,300	$2,396,436	$2,504,474	$2,437,232	$2,176,577

Return on invested capital	16.6%	16.4%	7.2%	12.9%	10.1%
Operating income	$415,576	$524,584	$291,557	433,249	286,785
Impairment of long-lived assets	91,337	—	140,844	—	27,911
Realignment charges	16,066	—	35,210	—	4,052
Other non-recurring charges	14,874	—	5,626	—	—
Prospera intangible asset amortization	—	—	—	6,580	3,396
Prospera stock-based compensation	—	—	—	9,896	5,240
Write-off of a receivable	—	—	—	—	5,545
Acquisition diligence	—	—	—	—	1,120

Adjusted operating income	$537,853	$524,584	$473,237	$449,725	$334,049
Adjusted effective tax rate	23.2%	25.2%	25.9%	27.7%	23.6%
Tax effect on adjusted operating income	(124,599)	(132,050)	(122,665)	(124,431)	(78,836)

After-tax adjusted operating income	$413,254	$392,534	$350,572	$325,294	$255,213

Average invested capital	$2,343,300	$2,396,436	$2,504,474	$2,437,232	$2,176,577

Adjusted return on invested capital	17.6%	16.4%	14.0%	13.3%	11.7%
GAAP operating income	415,576	—	—	—	—
Exclude worthless securities deduction benefit	73,829	—	—	—	—
Exclude GAAP tax benefit	26,261	—	—	—	—

Further after-tax adjusted operating income	315,486

Further adjusted return on invested capital	13.5%	—	—	—	—
Total Assets	$3,369,329	$3,329,972	$3,477,448	$3,556,996	$3,447,249
Less: Defined benefit pension asset	(39,666)	(46,520)	(15,404)	(24,216)	—
Less: Accounts payable	(359,539)	(372,197)	(358,311)	(360,312)	(347,841)
Less: Accrued expenses	(284,751)	(275,407)	(277,764)	(248,320)	(253,330)
Less: Contract liabilities	(52,013)	(126,932)	(70,978)	(172,915)	(135,746)
Less: Income Tax payable	(12,604)	(22,509)	—	(3,664)	—
Less: Dividends payable	(13,278)	(12,019)	(12,125)	(11,742)	(10,616)
Less: Deferred income taxes	(5,316)	(6,344)	(21,205)	(41,091)	(47,849)

Less: Operating lease liabilities	(130,007)	(134,534)	(162,743)	(155,469)	(147,759)
Less: Deferred compensation	(29,631)	(33,302)	(32,623)	(30,316)	(35,373)
Less: Defined benefit pension liability	—	—	—	—	(536)
Less: Other non-current liabilities	(35,320)	(20,813)	(12,818)	(13,480)	(89,207)

Total invested capital	$2,407,204	$2,279,395	$2,513,477	$2,495,471	$2,378,992

Beginning invested capital	$2,279,395	$2,513,477	$2,495,471	$2,378,992	$1,974,162
Average invested capital	$2,343,300	$2,396,436	$2,504,474	$2,437,232	$2,176,577
The adjusted effective tax rate for fiscal 2025 excluded the effects of the impairment of long-lived assets of $91.3 million, the worthless securities deduction and release of foreign tax credit valuation allowances totaling $78.5 million, realignment charges of $16.1 million (of which $0.7 million was included in cost of goods sold), and other non-recurring charges of $14.9 million (of which $0.7 million was included in cost of goods sold) mainly consisting of costs to fulfill contractually required payments for system licenses no longer needed and asset valuation adjustments for a joint venture ag solar business. The effective rate including these items was 6.3%.
The adjusted effective tax rate for fiscal 2023 excluded the effects of the impairment of long-lived assets of $140.8 million, realignment charges of $35.2 million, non-recurring charges associated with major scope changes for two strategic projects initiated by departed senior leadership of $5.6 million, loss from Argentine peso hyperinflation of $5.1 million, and non-recurring tax benefit items of $3.6 million. The effective tax rate including these items was 38.1%. The adjusted effective tax rate for fiscal 2022 excluded the effects of the $33.3 million loss from the divestiture of the offshore wind energy structure business which is not deductible for income tax purposes. The effective rate including the loss on the divestiture is 29.9%.

Measure:: 2
Pay vs Performance Disclosure
Name	Net earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative compound operating income growth
Avner M. Applbaum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,762,266	7,639,710	5,956,400
PEO Actually Paid Compensation Amount	13,791,681	13,430,167	4,305,592
Stephen G. Kaniewski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,280,307	$ 8,674,260	7,337,975
PEO Actually Paid Compensation Amount			$ (5,362,357)	$ 21,710,433	$ 16,362,423
PEO | Avner M. Applbaum [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,162,391
PEO | Avner M. Applbaum [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,261,342
PEO | Avner M. Applbaum [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	990,934
PEO | Avner M. Applbaum [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Avner M. Applbaum [Member] | Deduction Of The Amounts Of Stock Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,961,817)
PEO | Avner M. Applbaum [Member] | Deduction Of The Amounts Of Option Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,423,435)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,136,347
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,442
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,474
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,467)
Non-PEO NEO | Deduction Of The Amounts Of Stock Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(645,897)
Non-PEO NEO | Deduction Of The Amounts Of Option Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (183,662)